[STRONG LOGO]

RECENT PROSPECTUS UPDATE

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JULY 31, 2001. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

STRONG BALANCED STOCK FUND (FORMERLY, STRONG SCHAFER BALANCED FUND)

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2001.

THE STRONG ADVISOR EQUITY FUNDS - CLASS Z               THE STRONG INCOME FUNDS - INVESTOR CLASS
-----------------------------------------               ----------------------------------------
Strong Advisor Common Stock Fund                        Strong Corporate Bond Fund
Strong Advisor Mid Cap Growth Fund                      Strong Government Securities Fund
Strong Advisor Small Cap Value Fund                     Strong High-Yield Bond Fund
Strong Advisor U.S. Value Fund                          Strong International Bond Fund
                                                        Strong Short-Term Bond Fund
THE STRONG ADVISOR INCOME FUNDS - CLASS Z               Strong Short-Term High Yield Bond Fund
-----------------------------------------
Strong Advisor Bond Fund
Strong Advisor Short Duration Bond Fund                 THE STRONG INTERNATIONAL FUNDS
                                                        ------------------------------
                                                        Strong Asia Pacific Fund
THE STRONG CASH MANAGEMENT FUNDS - INVESTOR CLASS       Strong Foreign MajorMarketssm Fund
-------------------------------------------------       Strong International Stock Fund
Strong Heritage Money Fund                              Strong Overseas Fund
Strong Investors Money Fund
Strong Money Market Fund
Strong Municipal Money Market Fund                      THE STRONG MONEY MARKET FUNDS - INVESTOR CLASS
Strong Tax-Free Money Fund                              ----------------------------------------------
Strong Advantage Fund                                   Strong Heritage Money Fund
Strong Municipal Advantage Fund                         Strong Money Market Fund
                                                        Strong Municipal Money Market Fund

THE STRONG GROWTH AND INCOME FUNDS - INVESTOR CLASS     THE STRONG MUNICIPAL INCOME FUNDS - INVESTOR  CLASS
Strong American Utilities Fund                          Strong High-Yield Municipal Bond Fund
Strong Balanced Fund                                    Strong Municipal Bond Fund
Strong Blue Chip Fund                                   Strong Short-Term High Yield Municipal Fund
 (FORMERLY, STRONG BLUE CHIP 100 FUND)                  Strong Short-Term Municipal Bond Fund
Strong Energy Fund
Strong Growth and Income Fund


SUPPLEMENT TO PROSPECTUSES DATED MARCH 1, 2001.

STRONG ENDEAVOR FUND - INVESTOR CLASS
STRONG WISCONSIN TAX-FREE FUND - INVESTOR CLASS

SUPPLEMENT TO PROSPECTUSES DATED APRIL 6, 2001.

THE STRONG AGGRESSIVE GROWTH FUNDS - INVESTOR CLASS     STRONG INDEX 500 FUND
---------------------------------------------------     ---------------------
Strong Enterprise Fund
Strong Growth 20 Fund                                   THE STRONG LIFE STAGE SERIES
Strong Internet Fund                                    ----------------------------
Strong Technology 100 Fund                              Strong Conservative Portfolio
Strong U.S. Emerging Growth Fund                        Strong Moderate Portfolio
                                                        Strong Aggressive Portfolio

THE STRONG GROWTH FUNDS - INVESTOR CLASS                STRONG VALUE FUND
----------------------------------------                -----------------
Strong Discovery Fund
Strong Dow 30 Value Fund
Strong Growth Fund
Strong Large Cap Core Fund
Strong Large Cap Growth Fund
Strong Mid Cap Disciplined Fund
Strong Opportunity Fund

SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2001.

                                                        (CONTINUED ON NEXT PAGE)

SHAREHOLDER MEETING (except Strong Discovery and Strong International Bond Funds) On July 20, 2001, each Fund's shareholders, except the Strong Government Securities and the Strong Mid Cap Disciplined Funds, re-elected the following members of the Board of Directors: Richard S. Strong, Willie D. Davis, William
F. Vogt, Marvin E. Nevins, Stanley Kritzik, and Neal Malicky. Shareholders also approved a revised investment advisory agreement with Strong Capital Management, Inc. (except Strong Endeavor and Strong Wisconsin Tax-Free Funds, each of which had not proposed a revised investment advisory agreement to its shareholders, and Strong Index 500 Fund and Strong Aggressive, Strong Conservative, and Strong Moderate Portfolios, each of which is not a party to an investment advisory agreement). In addition, shareholders of each Fund, except the Strong Index 500 Fund, ratified the selection of PricewaterhouseCoopers LLP as independent auditors of the Fund. The Strong Index 500 Fund ratified the selection of KPMG LLP as independent auditors of the Fund.

On July 20, 2001, shareholders of the Strong Internet and the Strong Technology 100 Funds also approved the reorganization of the Strong Internet Fund into the Strong Technology 100 Fund, which is expected to occur at the end of August 2001, and the Strong Value Fund's shareholders also approved a revised subadvisory agreement.

On July 20, 2001, the shareholder meeting for the Strong Government Securities and the Strong Mid Cap Disciplined Funds was adjourned until July 30, 2001.

ANNUAL FUND OPERATING EXPENSES

The Strong Asia Pacific, Strong Balanced Stock, Strong Dow 30 Value, Strong Foreign MajorMarkets, Strong International Stock, Strong Investors Money, Strong Money Market, Strong Municipal Money Market, Strong Overseas, Strong Tax-Free Money, Strong Technology 100, and Strong Value Funds have signed a new administration agreement, under which Strong Capital Management, Inc., will provide or make provision for administrative services to the Funds, which were previously performed under the advisory agreement. The management fee has been reduced by 0.25% for equity Funds and by 0.35% for money market Funds and a new administration fee has been added in the amount of 0.30% for equity Funds and 0.37% for money market Funds.

The Annual Fund Operating Expenses table and the Example in the following Funds' prospectuses is deleted and replaced with the following:

STRONG BALANCED STOCK FUND

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                   TOTAL ANNUAL FUND
  MANAGEMENT FEES            OTHER EXPENSES        OPERATING EXPENSES
---------------------------- --------------------- -------------------------
  0.75%                      3.09%                 3.84%(1)

(1) MANAGEMENT FEES AND OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES. THE TOTAL ANNUAL FUND OPERATING EXPENSES, AS RESTATED, FOR THE FUND DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE RESTATED TOTAL EXPENSES WERE 2.00%. WE CAN TERMINATE WAIVERS AND/OR ABSORPTIONS FOR THIS FUND AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
Balanced Stock                                         $386             $1,172          $1,976         $4,070

THE STRONG ADVISOR EQUITY FUNDS - CLASS Z

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                            TOTAL ANNUAL FUND
FUND                           MANAGEMENT FEES        OTHER EXPENSES        OPERATING EXPENSES
---------------------------- --------------------- ---------------------- -----------------------
Advisor Common Stock                0.75%                  0.43%                  1.18%
Advisor Mid Cap Growth              0.75%                  0.60%                  1.35%
Advisor Small Cap Value             0.75%                  0.65%(1)               1.40%
Advisor U.S. Value                  0.55%                  0.49%                  1.04%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                       1 YEAR          3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- --------------- --------------
Advisor Common Stock                                        $120             $375            $649          $1,432
Advisor Mid Cap Growth                                      $137             $428            $739          $1,624
Advisor Small Cap Value                                     $143             $443            $766          $1,680
Advisor U.S. Value                                          $106             $331            $574          $1,271

THE STRONG CASH MANAGEMENT FUNDS - INVESTOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF  AVERAGE NET ASSETS)

                                                                                            TOTAL ANNUAL FUND
                                        MANAGEMENT FEES                                     OPERATING EXPENSES
  FUND                                                          OTHER EXPENSES
--------------------------------- ----------------------- --------------------------- -------------------------
  Heritage Money                        0.15%                   0.42%                       0.57%(1)
  Investors Money                       0.15%                   0.64%                       0.79%(2)
  Money Market                          0.15%                   0.70%                       0.85%(1), (2)
  Municipal Money Market                0.15%                   0.45%                       0.60%(2)
  Tax-Free Money                        0.15%                   0.69%                       0.84%(1), (2)
  Advantage                             0.30%                   0.49%                       0.79%
  Municipal Advantage                   0.30%                   0.32%                       0.62%

(1) TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE HERITAGE MONEY FUND, THE MONEY MARKET FUND, THE TAX-FREE MONEY FUND, AND THE MUNICIPAL ADVANTAGE FUND DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL EXPENSES WERE: HERITAGE MONEY FUND, 0.40%, MONEY MARKET FUND, 0.65%, AND TAX-FREE MONEY FUND, 0.60%. WE CAN TERMINATE WAIVERS AND/OR ABSORPTIONS FOR THESE FUNDS AT ANY TIME.
(2)  MANAGEMENT  FEES AND OTHER  EXPENSES HAVE BEEN RESTATED TO REFLECT  CURRENT
FEES.

 EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------- ---------- ----------- ----------- ------------
Heritage Money                  $58        $183        $318        $714
Investors Money                 $81        $252        $439        $978
Money Market                    $87        $271        $471        $1,049
Municipal Money Market          $61        $192        $335        $750
Tax-Free Money                  $86        $268        $466        $1,037
Advantage                       $81        $252        $439        $978
Municipal Advantage             $63        $199        $346        $774

THE STRONG GROWTH AND INCOME FUNDS - INVESTOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                   TOTAL ANNUAL FUND
FUND                           MANAGEMENT FEES          OTHER EXPENSES             OPERATING EXPENSES
------------------------------ ------------------------ -------------------------- --------------------------
American Utilities             0.50%                    0.52%                      1.02%
Balanced                       0.55%                    0.51%                      1.06%
Blue Chip                      0.50%                    0.65%(1)                   1.15%
Energy                         0.75%                    1.17%(1)                   1.92%
Growth and Income              0.55%                    0.59%(1)                   1.14%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

                                                        (CONTINUED ON NEXT PAGE)

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
American Utilities                                     $104             $325            $563           $1,248
Balanced                                               $108             $337            $585           $1,294
Blue Chip                                              $117             $365            $633           $1,398
Energy                                                 $195             $603            $1,037         $2,243
Growth and Income                                      $116             $362            $628           $1,386

THE STRONG INTERNATIONAL FUNDS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)


                                                                                         TOTAL ANNUAL FUND
FUND                                 MANAGEMENT FEES          OTHER EXPENSES(1)          OPERATING EXPENSES
------------------------------ ------------------------ -------------------------- --------------------------
Asia Pacific                         0.75%                    0.98%                      1.73%
Foreign MajorMarketsSM               0.75%                    3.41%                      4.16%(2)
International Stock                  0.75%                    0.94%                      1.69%
Overseas                             0.75%                    1.06%                      1.81%

(1)  MANAGEMENT  FEES AND OTHER  EXPENSES HAVE BEEN RESTATED TO REFLECT  CURRENT
FEES.
(2)THE  TOTAL  ANNUAL FUND  OPERATING  EXPENSES,  AS  RESTATED,  FOR THE FOREIGN
MAJORMARKETS FUND DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE RESTATED TOTAL EXPENSES WERE 2.00%. WE CAN TERMINATE WAIVERS AND/OR ABSORPTIONS FOR THIS FUND AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
Asia Pacific                                           $176             $545            $939           $2,041
Foreign MajorMarkets                                   $418             $1,266          $2,127         $4,344
International Stock                                    $172             $533            $918           $1,998
Overseas                                               $184             $569            $980           $2,127

THE STRONG MONEY MARKET FUNDS-INVESTOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                     MANAGEMENT FEES                                      TOTAL ANNUAL FUND
FUND                                                          OTHER EXPENSES              OPERATING EXPENSES
------------------------------ ------------------------ --------------------------- ---------------------------
Heritage Money                       0.15%                    0.42%                       0.57%(1)
Money Market                         0.15%                    0.70%                       0.85%(1), (2)
Municipal Money Market               0.15%                    0.45%                       0.60%(2)

(1)TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE HERITAGE MONEY FUND AND THE MONEY MARKET FUND, DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL EXPENSES WERE: HERITAGE MONEY FUND, 0.40% AND MONEY MARKET FUND, 0.65%. WE CAN TERMINATE WAIVERS AND/OR ABSORPTIONS FOR THESE FUNDS AT ANY TIME.
(2)MANAGEMENT  FEES AND OTHER  EXPENSES  HAVE BEEN  RESTATED TO REFLECT  CURRENT
FEES.

 EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------- ---------- ----------- ----------- ------------
Heritage Money                  $58        $183        $318        $714
Money Market                    $87        $271        $471        $1,049
Municipal Money Market          $61        $192        $335        $750



THE STRONG MUNICIPAL INCOME FUNDS - INVESTOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                      TOTAL ANNUAL FUND
FUND                                     MANAGEMENT FEES       OTHER EXPENSES         OPERATING EXPENSES
---------------------------------------- --------------------- ---------------------- -----------------------
High-Yield Municipal Bond                0.35%                 0.38%                  0.73%
Municipal Bond                           0.35%                 0.41%                  0.76%
Short-Term High Yield Municipal          0.35%                 0.37%                  0.72%(1)
Short-Term Municipal Bond                0.25%                 0.38%(2)               0.63%

(1)TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND ABSORPTIONS, THE TOTAL ANNUAL FUND OPERATING EXPENSES OF THE SHORT-TERM HIGH YIELD MUNICIPAL FUND WERE 0.63%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THIS FUND AT ANY TIME.
(2)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                              1 YEAR          3 YEARS          5 YEARS       10 YEARS
------------------------------------------------- --------------- ---------------- ------------- ------------
High-Yield Municipal Bond                         $75             $233             $406          $906
Municipal Bond                                    $78             $243             $422          $942
Short-Term High Yield Municipal                   $74             $230             $401          $894
Short-Term Municipal Bond                         $64             $202             $351          $786

THE STRONG AGGRESSIVE GROWTH FUNDS - INVESTOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)


                                                                                TOTAL ANNUAL
                                   MANAGEMENT            OTHER                  FUND OPERATING
FUND                               FEES                  EXPENSES               EXPENSES
---------------------------- --------------------- ---------------------- -----------------------
Enterprise                         0.75%                 0.68%(1)               1.43%
Growth 20                          0.75%                 0.52%                  1.27%
Internet                           1.20%                 0.80%                  2.00%
Technology 100                     0.75%                 0.90%                  1.65%(2)
U.S. Emerging Growth               0.75%                 0.73%(1)               1.48%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
(2)MANAGEMENT  FEES AND OTHER  EXPENSES  HAVE BEEN  RESTATED TO REFLECT  CURRENT
FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
Enterprise                                             $146             $452            $782           $1,713
Growth 20                                              $129             $403            $697           $1,534
Internet                                               $203             $627            $1,078         $2,327
Technology 100                                         $168             $520            $897           $1,955
U.S. Emerging Growth                                   $151             $468            $808           $1,768

                                                        (CONTINUED ON NEXT PAGE)

THE STRONG GROWTH FUNDS-INVESTOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                TOTAL ANNUAL
                                   MANAGEMENT            OTHER                  FUND OPERATING
FUND                               FEES                  EXPENSES               EXPENSES
---------------------------- --------------------- ---------------------- -----------------------
Discovery                          0.75%                 0.76%(1)               1.51%
Dow 30 Value                       0.55%                 0.71%                  1.26%(2)
Growth                             0.75%                 0.45%                  1.20%
Large Cap Core                     0.75%                 1.67%                  2.42%(1)
Large Cap Growth                   0.55%                 0.46%(1)               1.01%
Mid Cap Disciplined                0.75%                 1.17%(1)               1.92%
Opportunity                        0.75%                 0.45%                  1.20%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES. TOTAL ANNUAL FUND OPERATING EXPENSES, AS RESTATED, DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE RESTATED TOTAL EXPENSES FOR THE LARGE CAP CORE FUND WERE 2.00%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THIS FUND AT ANY TIME.
(2)MANAGEMENT  FEES AND OTHER  EXPENSES  HAVE BEEN  RESTATED TO REFLECT  CURRENT
FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
Discovery                                              $154             $477            $824           $1,802
Dow 30 Value                                           $128             $400            $692           $1,523
Growth                                                 $122             $381            $660           $1,455
Large Cap Core                                         $245             $755            $1,291         $2,756
Large Cap Growth                                       $103             $322            $558           $1,236
Mid Cap Disciplined                                    $195             $603            $1,037         $2,243
Opportunity                                            $122             $381            $660           $1,455

STRONG VALUE FUND

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

Management Fee                              0.75%
Other Expenses                              0.76%
Total Annual Fund Operating Expenses        1.51%(1)

(1)  MANAGEMENT  FEES AND OTHER  EXPENSES HAVE BEEN RESTATED TO REFLECT  CURRENT
FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
Value                                                  $154             $477            $824           $1,802

THE STRONG INCOME FUNDS - INVESTOR CLASS
The following disclosure is revised under the heading, "What are the main risks of investing in the funds?"

FUND STRUCTURE
Each of the funds, except the INTERNATIONAL BOND FUND, has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND, and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. The INTERNATIONAL BOND FUND only offers Investor Class shares. Only the Investor Class shares of each fund are offered in this prospectus. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses.

The following disclosure is revised under the heading, "Buying Shares."

MULTIPLE CLASS PLAN
Each fund, except the INTERNATIONAL BOND FUND, has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares, and the SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. The INTERNATIONAL BOND FUND only offers Investor Class shares. Each class is offered at its net asset value and is subject to fees and expenses that may differ between classes. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses.

REORGANIZATION OF THE STRONG DISCOVERY FUND
The Board of Directors has reconsidered the proposed reorganization of the Strong Discovery Fund into the Strong Enterprise Fund and decided not to proceed with the reorganization at this time. Consequently, the Strong Discovery Fund was reopened to investors and the Agreement and Plan of Reorganization between Strong Discovery Fund, Inc. and Strong Equity Funds, Inc., on behalf of the Strong Enterprise Fund, was terminated.

STRONG DISCOVERY FUND PORTFOLIO MANAGER
From July 1, 2001 to July 31, 2001, Thomas J. Pence was the sole portfolio manager of the Strong Discovery Fund. Effective July 31, 2001, Thomas J. Pence and Nicholas B. Truitt are the co-portfolio managers of the Strong Discovery Fund.

Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a Portfolio Manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity Portfolio Manager at Conseco Capital Management, Inc. He also oversaw management of all taxable and tax exempt equity separate accounts and was named chief equity investment officer in 1998. From 1987 to 1991, he was employed by the Forum Group, a health care facilities company, where he specialized in project development, acquisition, and finance. Mr. Pence received his master's of business administration in finance from the University of Notre Dame in 1986 and his bachelor's degree in business from Indiana University in 1983.

Mr. Truitt has over seven years of investment experience. Mr. Truitt joined Strong in October 2000 as an analyst. From January 1997 to October 2000, he was an equity analyst at Conseco Capital Management. From 1993 to 1997, Mr. Truitt was an equity analyst at T. Rowe Price. Mr. Truitt received his bachelor's degree in business from Georgetown University in 1993.

STRONG GOVERNMENT SECURITIES FUND

Effective July 31, 2001, Mr. Ashok Bhatia is co-manager of the Strong Government Securities Fund.

Ashok Bhatia co-manages the Strong Government Securities Fund. He has over six years of investment experience and is a Chartered Financial Analyst. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and has co-managed the Strong Government Securities Fund since July 2001. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a Fixed Income Investments Group Associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.

THE STRONG GROWTH AND INCOME FUNDS - INVESTOR CLASS
The first bullet point under Buying Shares - Please Remember on page 24 is deleted in its entirety and replaced with the following:

     o For the BALANCED FUND, if you use an Automatic Investment Plan, we waive the initial investment minimum to open an account and the additional investment minimum is $50. However, you will be charged the annual low balance account fee of $25 as described below in the Low Balance Account Fee section while your account balance in the BALANCED FUND remains below the applicable initial investment minimum.

The No-Minimum Investment Plan section under Strong Automatic Investment Services on page 35 is deleted in its entirety and replaced with the following:

     NO-MINIMUM INVESTMENT PLAN
     This plan allows you to invest in the BALANCED FUND without meeting the minimum initial investment requirements if you invest monthly and you participate in the AIP, Automatic Exchange Plan, or Payroll Direct Deposit Plan. However, you will be charged the annual low balance account fee of $25 as described above in the Low Balance Account Fee section while your account balance in the BALANCED FUND remains below the applicable initial investment minimum.

                                                        (CONTINUED ON NEXT PAGE)

HERITAGE MONEY FUND
The Same-day Dividend and Wire disclosure on pages 40 and 41 of The Strong Cash Management - Investor Class prospectus and pages 26 and 27 of The Strong Money Market Funds prospectus is revised as follows:

SAME-DAY DIVIDEND AND WIRE
You will earn a same-day dividend if you purchase shares and have, or with your purchase will have, at least $5 million invested in the HERITAGE MONEY FUND, the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, or the TAX-FREE MONEY FUND and you have completed a special application. The following rules also apply:

o Call 1-800-368-1683 before 3:00 p.m. Central Time for the HERITAGE MONEY FUND, or before 9:00 a.m. Central Time for the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND, and place an irrevocable purchase order.

o You must send the purchase price via federal funds wire, which must be received by Firstar Bank Milwaukee, N.A. by 2:30 p.m. Central Time for the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND and by State Street Bank and Trust Company for the HERITAGE MONEY FUND by 5:00 p.m. If you do not wire federal funds by this deadline, we may cancel the purchase order. If we do not cancel the order and the HERITAGE MONEY FUND, the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, or the TAX-FREE MONEY FUND borrows an amount of money equal to your purchase price, you may be liable for any interest expense caused by the borrowing.


o Wires should be sent to (MONEY MARKET FUND, MUNICIPAL MONEY MARKET FUND, and TAX-FREE MONEY FUND):

         Firstar Bank Milwaukee, N.A.
         777 East Wisconsin Avenue
         Milwaukee, WI 53202
         ABA routing number: 075000022
         Account number: 112737-090
         For further credit to: (insert your account number and registration)

o    Wires should be sent to (HERITAGE MONEY FUND):

         State Street Bank and Trust Company
         2 Avenue de Lafayette - LLC 3W
         Boston, MA  02111
         ABA routing number: 011000028
         Account number: 37951001
         For further credit to: (insert your account number and registration)

You may also receive a same-day redemption wire by calling 1-800-368-1683. You must place your redemption order by 12:00 noon Central Time for the HERITAGE MONEY FUND, or before 9:00 a.m. Central Time for the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND. Redemption proceeds will not earn dividends on the day in which they are wired. If you use a same-day redemption wire to close an account, dividends credited to your account for the month up to the day of redemption will be paid the next business day.

DISTRIBUTION POLICY
To the extent they are available, each fund generally pays you dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day NAV is calculated, except for bank holidays. The income declared daily as a dividend for HERITAGE MONEY FUND is based on estimates of net investment income for that fund. The HERITAGE MONEY FUND'S actual income may differ from estimates, and the differences, if any, will be included in the calculation of subsequent dividends for that fund. Dividends earned on weekends, holidays, and days when the fund's NAV is not calculated are declared on the first day preceding these days that the fund's NAV is calculated. Unless you meet the requirements for the same-day dividend described above, your investment generally earns dividends from the first business day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, purchase orders placed after the calculation of the fund's NAV each day are accepted the next business day.

THE STRONG INTERNATIONAL FUNDS
Effective May 14, 2001, Ms. Stacy Ho and Ms. Katherine Schapiro became co-managers of the Strong Foreign MajorMarketsSM, Strong International Stock, and Strong Overseas Funds.

Ms. Ho has over 10 years of investment experience and is a Chartered Financial Analyst. Ms. Ho joined Strong in May 2001. From May 1997 to May 2001, Ms. Ho was a Portfolio Manager and managing director for international equity funds for Wells Capital Management Inc. From January 1995 to September 1996, Ms. Ho was a Portfolio Manager of international equity funds at Clemente Capital Management. From January 1990 to January 1995, Ms. Ho managed Japanese and U.S. equity portfolios and co-managed global asset allocation equity portfolios for Edison International. Ms. Ho received her bachelor's degree in civil engineering from San Diego State University in 1980, her master's degree in environmental engineering from Stanford University in 1981, and her master's of business administration from the University of California in 1988.

Ms. Schapiro has over 15 years of investment experience and is a Chartered Financial Analyst. Ms. Schapiro joined Strong in May 2001. From August 1992 to May 2001, Ms. Schapiro was a Portfolio Manager and managing director for international equity funds at Wells Fargo Bank and Wells Capital Management, Inc. From November 1988 to June 1992, Ms. Schapiro was a Portfolio Manager at Newport Pacific Management/Tyndall International Management. From December 1985 to November 1988, Ms. Schapiro was a Portfolio Manager at Thornton Management Ltd. From July 1981 to December 1985, Ms. Schapiro was an analyst and Portfolio Manager at First Interstate Investment Services. Ms. Schapiro received her bachelor's degree in Spanish literature from Stanford University in 1981.

NAME CHANGE (STRONG BALANCED STOCK FUND)
On January 26, 2001, the Board of Directors of the Strong Schafer Balanced Fund approved a change in the name of the Strong Schafer Balanced Fund. Therefore, effective March 12, 2001, the Fund's name was changed to the Strong Balanced
Stock Fund. Strong Capital Management, Inc., the Fund's investment advisor, anticipates that the name change will not result in any material change to the Fund's portfolio composition or in the manner in which the Fund is managed. In addition, the Strong Balanced Stock Fund is a series of the Strong Schafer Funds, Inc. (Corporation) and consistent with the Fund's name change, the Corporation's name was changed to the Strong Balanced Stock Fund, Inc.

NAME CHANGE AND RELATED MATTERS (STRONG BLUE CHIP 100 FUND)
Effective May 1, 2001, the name of the Strong Blue Chip 100 Fund is the Strong Blue Chip Fund. In association with this change, the Fund's principal investment strategy in the Fund's prospectus, except for the paragraph describing the Fund's temporary defensive position, is deleted in its entirety and replaced with the following:

   The STRONG BLUE CHIP FUND invests, under normal conditions, 80% of its assets in well-known, established, large-capitalization companies. These blue chip stocks generally tend to pay higher dividends than medium- and small-capitalization stocks. The manager focuses on those companies that the fund's manager believes offer greater return potential. To a limited extent, the fund may also invest in dollar-denominated foreign securities. The manager may sell a holding when it no longer offers attractive growth prospects.

LOW BALANCE ACCOUNT FEES
Effective September 2001, the Low Balance Account Fee disclosure in each Fund's prospectus (except The Strong Aggressive Growth Funds, The Strong Growth Funds, the Strong Index 500 Fund, the Strong Life Stage Series, and the Strong Value Fund prospectuses) and the International Funds' prospectus is deleted in its entirety and replaced with the following:

     LOW BALANCE ACCOUNT FEE
     Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum. The effective date of this policy is September 2001.

CHANGE IN DEFINITION OF "MEDIUM-CAPITALIZATION COMPANIES"
Effective April 6, 2001, the definition of "medium-capitalization companies" in the Strong Advisor Mid Cap Growth Fund's prospectus changed from "companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment" to "companies whose market capitalization is substantially similar to that of companies in the Russell Midcap Index at the time of investment."

FUND AND CLASS CLOSINGS
Effective April 6, 2001, the Strong International Bond Fund was closed to new investors. After close of the market on May 11, 2001, for non-retirement accounts, and after close of the market on July 2, 2001, for retirement accounts, the Fund no longer accepted additional investments by current shareholders, except for reinvested dividends.

On July 27, 2001, the Board of Directors of the Strong International Bond Fund approved the redemption of the Investor Class shares of the Strong International Bond Fund, followed by the subsequent dissolution of the corporate entity, the Strong International Income Funds, Inc. In connection with the redemption, the fund's transfer agent will make a distribution to each Investor Class shareholder of record on October 17, 2001 representing the total number of Investor Class shares owned by each respective Investor Class shareholder at the net asset value of the shares as of the close of the market on October 17, 2001. This

                                                        (CONTINUED ON NEXT PAGE)
redemption will be treated as a distribution or sale of shares for income tax purposes. Therefore, it is likely shareholders will recognize a capital gain or loss from the transaction. After the redemption of the Investor Class shares, the Strong International Income Funds, Inc. will be dissolved.

This transaction was proposed by Strong and approved by the Board of Directors of the Fund due, in part, to the current and projected small asset size and lack of asset growth and sales of the Fund.